Trade Payables	12 Months Ended
Dec. 31, 2025
Trade Payables [Abstract]
TRADE PAYABLES
NOTE 12:-	TRADE PAYABLES

	December 31,
	2025	2024
Accrued expenses	$495	$608
Open debts	288	208

	$783	$816